Regulatory Assets and Liabilities - Other Electric Utilities (Narrative) (Details) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	May 06, 2024 MW	Sep. 30, 2022 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jul. 18, 2024 USD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory liabilities			$ 1,880	$ 1,772
Barbados Light and Power Company Limited
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			10.00%	10.00%
Barbados Light and Power Company Limited | Fair Trading Commission
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		11.75%
Allowed equity capital structure		55.00%
Deferred Tax Liabilities, Regulatory Assets and Liabilities					$ 5
Public Utilities, Interim Rate Increase (Decrease), Amount		$ 1
Regulatory liabilities		$ 71
New corporate income tax rate			9.00%
Approved capacity for recovery of battery storage | MW	15
GBPC | Electric Transmission
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			8.52%	8.32%